UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 02258

Boston Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans - 0.4%(1)
Security	Principal Amount	Value
Beverage, Food and Tobacco - 0.3%
New World Pasta, Term Loan B, 13.25%, Maturing 1/28/06	$4,675,457	$4,640,391
		$4,640,391
Utilities - 0.1%
Mirant Corp., Revolving Term Loan, 0.00%, Maturing 7/16/06(2)	$2,400,000	$1,731,600
		$1,731,600
Total Senior, Floating Rate Loans (identified cost $6,569,083)		$6,371,991
Corporate Bonds & Notes - 91.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense - 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,050	$2,203,750
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,566,650
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	1,065	1,065,000
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14(3)	515	530,450
		$6,365,850
Airlines - 1.6%
American Airlines, 7.80%, 10/1/06	$10,535	$9,487,186
American Airlines, 7.858%, 10/1/11	1,535	1,586,760
American Airlines, 8.608%, 4/1/11	695	627,061
AMR Corp., 9.00%, 8/1/12	9,845	7,383,750
Continental Airlines, 7.033%, 6/15/11	4,473	3,677,336
Delta Air Lines, 7.779%, 11/18/05	265	197,736
Delta Air Lines, 8.30%, 12/15/29	1,125	298,125
Delta Air Lines, 9.50%, 11/18/08(3)	2,880	2,347,200
Northwest Airlines, Inc., 8.875%, 6/1/06	730	562,100
		$26,167,254

Security	Principal Amount (000's omitted)	Value
Apparel - 0.9%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,945	$1,779,675
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	2,345	2,391,900
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,748,700
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,140,000
William Carter, Series B, 10.875%, 8/15/11	4,838	5,345,990
		$15,406,265
Auto and Parts - 1.6%
Delphi Auto Systems Corp., 6.55%, 6/15/06	$6,620	$6,222,800
Dura Operating Corp., Series D, 9.00%, 5/1/09	435	307,762
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,510	1,517,550
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(3)	4,532	3,874,860
Rexnord Corp., 10.125%, 12/15/12	1,065	1,144,875
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,113,075
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14(3)	4,385	4,023,237
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,295,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,752,875
		$27,252,034
Broadcast Media - 2.1%
CanWest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12(3)	$19,247	$19,775,828
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,855	3,069,125
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	11,690	13,268,150
		$36,113,103
Broadcasting and Cable - 7.1%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$13,155	$11,313,300
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	8,160	7,017,600
Century Communications, Sr. Notes, 8.75%, 10/1/07(2)	1,375	1,320,000
Century Communications, Sr. Notes, 8.875%, 1/15/07(2)	2,472	2,397,840

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)		Value
Broadcasting and Cable (continued)
Century Communications, Sr. Notes, 9.50%, 3/1/05(2)		$6,255	$6,255,000
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12		415	239,662
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11		1,040	733,200
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10		2,715	2,725,181
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10		1,910	1,518,450
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07		15	15,412
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16		13,690	15,024,775
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14		625	665,625
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11		18,235	18,052,650
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08		1,800	1,642,500
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)		10,160	10,769,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13		3,320	2,436,050
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09		2,950	2,492,750
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13		6,950	5,351,500
Nextmedia Operating, Inc., 10.75%, 7/1/11		3,820	4,130,375
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	4,000	5,602,723
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		5,073	5,764,196
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11(4)	EUR	2,470	3,540,708
Paxson Communications Corp., 10.75%, 7/15/08		2,220	2,203,350
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09		2,275	2,127,125
Rogers Cable, Inc., 6.75%, 3/15/15		2,735	2,639,275
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)		3,450	2,932,500
			$118,911,347
Building and Construction-Miscellaneous - 1.2%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08		$5,975	$5,885,375
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12(3)		2,650	2,544,000
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11		3,507	3,980,445
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14		3,705	3,297,450
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12		4,460	3,880,200
			$19,587,470

Security	Principal Amount (000's omitted)	Value
Building Materials - 0.5%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12(3)	$1,740	$1,626,900
Koppers, Inc., 9.875%, 10/15/13	75	80,625
Owens Corning, 7.70%, 5/1/08(2)	1,305	1,006,481
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	5,635	5,437,775
		$8,151,781
Business Services - 3.0%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	$2,000	$2,140,000
Advanstar Communications, Inc., 10.75%, 8/15/10	8,085	8,893,500
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	5,265	5,317,650
Carriage Services, Inc., 7.875%, 1/15/15(3)	1,465	1,479,650
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	567	635,040
CB Richard Ellis Services, Inc., Sr. Sub. Notes, 11.25%, 6/15/11	6,000	6,720,000
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	3,695	3,528,725
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,920	6,275,200
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12(3)	6,835	6,971,700
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,060	1,142,150
United Rentals North America, Inc., 6.50%, 2/15/12	1,220	1,168,150
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	3,510	3,176,550
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(3)	1,930	1,264,150
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,890	2,012,850
		$50,725,315
Cargo Transport - 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13(3)	$3,975	$3,090,562
		$3,090,562
Chemicals - 6.2%
Acetex Corp., Sr. Notes, 10.875%, 8/1/09	$1,560	$1,653,600
Avecia Group PLC, 11.00%, 7/1/09	493	515,185
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14(3)	2,760	2,773,800
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14(3)	6,077	3,980,435

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$12,550	$14,056,000
Hercules, Inc., 11.125%, 11/15/07	3,390	3,890,025
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10(3)	850	973,250
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,170,800
Huntsman LLC, 11.625%, 10/15/10	3,312	3,841,920
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,372,025
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14(3)	1,135	1,180,400
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,095	5,111,956
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,899,112
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	8,761	10,140,857
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,140,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	4,620	4,758,600
OM Group, Inc., 9.25%, 12/15/11	13,060	13,255,900
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	35	37,012
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,950	4,374,625
PQ Corp., 7.50%, 2/15/13(3)	1,895	1,847,625
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	13,265	14,127,225
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,465	2,714,581
		$103,814,933
Computer Software & Services - 1.0%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(3)	$15,650	$16,823,750
		$16,823,750
Consumer Products - 0.8%
Fedders North America, Inc., 9.875%, 3/1/14	$3,895	$2,531,750
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,730	1,262,900
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15(3)	4,645	4,528,875
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	5,855	6,059,925
		$14,383,450
Containers and Packaging - 1.8%
Crown Euro Holdings SA, 9.50%, 3/1/11	$1,545	$1,676,325
Crown Euro Holdings SA, 10.875%, 3/1/13	13,895	15,944,512
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,980	3,542,200
Pliant Corp., 11.125%, 9/1/09	2,060	1,884,900
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	5,750	5,577,500
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	715	732,875

Security	Principal Amount (000's omitted)	Value
Containers and Packaging (continued)
US Can Corp., Sr. Notes, 10.875%, 7/15/10	$1,435	$1,456,525
		$30,814,837
Electric Utilities - 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., 12.50%, 6/15/12	$1,855	$2,133,250
		$2,133,250
Electronic Equipment - 0.2%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	$3,675	$3,381,000
		$3,381,000
Electronics / Electrical - 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15(3)	$2,250	$2,160,000
		$2,160,000
Energy Services - 0.7%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.01%, 12/15/11(3)	$2,335	$2,136,525
Port Arthur Finance Corp., 12.50%, 1/15/09	8,725	9,902,739
		$12,039,264
Entertainment - 2.7%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$4,590	$4,612,950
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14(3)	8,890	8,578,850
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14(3)	9,335	5,881,050
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	3,315	3,729,375
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	1,055	928,400
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	16,080	18,291,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10(3)	385	392,700
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.493%, 5/1/10(3)	3,060	3,190,050
		$45,604,375

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Financial Services - 1.5%
Ford Motor Credit Co., 7.875%, 6/15/10	$15,355	$14,792,792
General Motors Acceptance Corp., 6.125%, 9/15/06	9,905	9,849,116
		$24,641,908
Food, Beverages and Tobacco - 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	$1,689	$1,807,230
		$1,807,230
Foods - 1.7%
American Seafood Group, LLC, 10.125%, 4/15/10	$6,840	$7,318,800
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11(3)	7,475	5,045,625
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	7,480	6,245,800
Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875%, 8/1/11	1,000	1,126,270
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	8,265	6,364,050
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	2,049	2,018,265
		$28,118,810
Health Services - 3.9%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	$6,970	$8,476,217
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,666,775
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,128,150
Healthsouth Corp., 7.625%, 6/1/12	5,310	5,124,150
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	8,165	8,124,175
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12(3)	2,085	2,184,037
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11(3)	2,675	2,975,937
Pacificare Health System, 10.75%, 6/1/09	3,354	3,739,710
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	10,060	10,915,100
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,750	1,890,000
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,627,750
US Oncology, Inc., 10.75%, 8/15/14	6,925	7,479,000
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	7,820	8,191,450
		$65,522,451

Security	Principal Amount (000's omitted)	Value
Healthcare - 0.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15(3)	$5,840	$6,161,200
		$6,161,200
Household Products - 0.2%
Del Laboratories, Inc., Sr. Sub. Notes, 8.00%, 2/1/12(3)	$2,990	$2,840,500
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	969,825
		$3,810,325
Information Technology - 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	$1,090	$1,068,200
		$1,068,200
Investment Services - 1.3%
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	$4,924	$5,453,330
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	3,740	3,852,200
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12(3)	12,270	13,312,950
		$22,618,480
Lodging - 1.0%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	$2,170	$2,235,100
Host Marriott L.P., Sr. Notes, 6.375%, 3/15/15(3)	730	698,062
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	12,683	13,380,565
		$16,313,727
Lodging and Gaming - 4.6%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(3)	$6,630	$8,088,600
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06(2)	870	725,362
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	8,100	9,537,750
Kerzner International, 8.875%, 8/15/11	6,360	6,837,000
Majestic Star Casino LLC, 9.50%, 10/15/10	5,930	6,226,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,428,562
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,570	2,814,150
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	5,765	5,592,050

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Lodging and Gaming (continued)
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	$705	$719,100
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	3,135	3,119,325
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06(2)	8,960	8,556,800
Trump Holdings and Funding, Sr. Notes, 12.625%, 3/15/10	9,885	10,725,225
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(3)	11,770	12,535,050
		$77,905,474
Machinery - 2.2%
Altra Industrial Motion, 9.00%, 12/1/11(3)	$1,090	$1,087,275
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(3)	9,255	9,486,375
Flowserve Corp., 12.25%, 8/15/10	2,067	2,242,695
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	857,122
Milacron Escrow Corp., 11.50%, 5/15/11	9,250	9,943,750
Terex Corp., 10.375%, 4/1/11	4,215	4,594,350
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	8,790	8,174,700
		$36,386,267
Manufacturing - 2.4%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$2,525	$2,550,250
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	9,410	10,115,750
Dresser, Inc., 9.375%, 4/15/11	10,965	11,513,250
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	4,010	4,010,000
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06	1,275	1,185,750
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	3,515	3,796,200
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	5,445	3,648,150
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	640	544,000
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09(3)	3,467	3,553,675
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,683	41,434
		$40,958,459
Medical Products - 1.7%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15(3)	$6,905	$3,625,125
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,771,800

Security	Principal Amount (000's omitted)	Value
Medical Products (continued)
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	$3,710	$3,988,250
Medquest, Inc., 11.875%, 8/15/12	6,770	6,871,550
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,915	4,595,525
Warner Chilcott Corp., 8.75%, 2/1/15(3)	4,475	4,407,875
		$28,260,125
Metals-Aluminum - 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	$5,635	$5,480,037
		$5,480,037
Metals-Industrial - 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$1,820	$1,938,300
Ryerson Tull, Inc., 9.125%, 7/15/06	1,095	1,111,425
		$3,049,725
Metals-Steel - 0.5%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$3,829	$4,393,778
Oregon Steel Mills, Inc., 10.00%, 7/15/09	4,193	4,517,958
		$8,911,736
Mining-Coal - 0.1%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12(3)	$2,155	$2,402,825
		$2,402,825
Music / Entertainment - 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 7.385%, 12/15/11(3)	$5,205	$5,387,175
		$5,387,175
Oil and Gas-Equipment and Services - 4.7%
ANR Pipeline Co., 8.875%, 3/15/10	$1,575	$1,716,355
Coastal Corp., 7.50%, 8/15/06	580	593,050
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	3,800	4,047,000
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(3)	5,120	5,299,200
Giant Industries, 8.00%, 5/15/14	3,750	3,787,500
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	15,320	13,251,800
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	3,190	3,361,463

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Oil and Gas-Equipment and Services (continued)
Northwest Pipeline Corp., 8.125%, 3/1/10	$2,490	$2,692,313
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	3,485	3,850,925
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,443,500
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,710	1,846,800
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,649,245
SESI, LLC, 8.875%, 5/15/11	1,452	1,560,900
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,711,759
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,288,442
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12(3)	1,420	1,292,200
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	11,934,000
United Refining Co., Sr. Notes, 10.50%, 8/15/12	5,030	4,954,550
United Refining Co., Sr. Notes, 10.50%, 8/15/12(3)	3,110	3,063,350
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	2,125,200
		$79,469,552
Oil and Gas-Exploration and Production - 0.4%
El Paso Production Holding Co., 7.75%, 6/1/13	$830	$840,375
Petrobras International Finance Co., 7.75%, 9/15/14	885	898,275
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,480,500
Plains E&P Co., 8.75%, 7/1/12	2,580	2,799,300
		$7,018,450
Other Energy - 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14(3)	$6,735	$6,431,925
		$6,431,925
Paper - 0.2%
JSG Funding PLC, Sr. Sub Notes, 7.75%, 4/1/15(3)	$3,325	$2,776,375
		$2,776,375
Paper and Forest Products - 3.1%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 6.016%, 10/15/12(3)	$2,430	$2,417,850
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	8,325	8,200,125
Georgia-Pacific Corp., 9.375%, 2/1/13	4,495	5,028,781
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	6,486,000
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	4,755	4,731,225

Security	Principal Amount (000's omitted)	Value
Paper and Forest Products (continued)
Mercer International, Inc., Sr. Notes, 9.25%, 2/15/13	$7,700	$7,122,500
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	5,400	5,346,000
NewPage Corp., 10.00%, 5/1/12(3)	12,645	12,392,100
Tembec Industries Inc., 8.50%, 2/1/11	800	616,000
		$52,340,581
Printing and Business Products - 0.5%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	$1,477	$1,573,165
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	6,443	6,861,314
		$8,434,479
Printing and Publishing - 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14(3)	$2,340	$2,135,250
		$2,135,250
Publishing - 2.4%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$11,241	$11,578,230
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,050	5,504,500
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,119,688
Dex Media East LLC, 9.875%, 11/15/09	1,175	1,292,500
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	8,482	9,457,430
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	9,565	9,708,475
		$39,660,823
Recycling - 0.2%
IMCO Recycling Escrow, Inc., Sr. Notes, 9.00%, 11/15/14(3)	$3,200	$3,280,000
		$3,280,000
Retail - 0.1%
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	$1,385	$1,565,050
		$1,565,050

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Retail-Food and Drug - 0.5%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	$5,085	$5,212,125
Rite Aid Corp., 7.125%, 1/15/07	2,680	2,680,000
		$7,892,125
Satellite Communications - 1.6%
Inmarsat Finance PLC, 7.625%, 6/30/12	$6,915	$7,122,450
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.805%, 1/15/12(3)	9,150	9,218,625
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11(3)	3,330	3,388,275
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12(3)	4,440	4,462,200
PanAmSat Corp., 9.00%, 8/15/14	2,929	3,060,805
		$27,252,355
Semiconductors - 2.0%
Advanced Micro Devices, Inc., 7.75%, 11/1/12(3)	$10,475	$10,056,000
Amkor Technologies, Inc., 5.75%, 6/1/06	3,440	3,070,200
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	5,790	4,574,100
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	16,695	13,168,181
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11(3)	3,740	3,553,000
		$34,421,481
Services-Movers - 0.4%
Amerco, Inc., 9.00%, 3/15/09	$6,420	$6,789,150
		$6,789,150
Telecommunication Equipment - 1.2%
Nortel Networks Ltd., 4.25%, 9/1/08	$22,195	$20,169,706
		$20,169,706
Textiles and Apparel - 1.2%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$8,870	$9,446,550
Levi Strauss & Co., Sr. Notes, Variable Rate, 7.73%, 4/1/12(3)	4,395	4,065,375
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,105	6,349,200
		$19,861,125

Security	Principal Amount (000's omitted)	Value
Transportation - 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12(3)	$7,455	$7,529,550
Horizon Lines, LLC, 9.00%, 11/1/12(3)	4,805	5,081,288
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,600	1,632,000
Petroleum Helicopters, Series B, 9.375%, 5/1/09	205	215,250
Progress Rail Services Corp., Sr. Notes, 7.75%, 4/1/12(3)	4,570	4,570,000
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	2,690	2,595,850
Quality Distribution LLC/QD Capital, Variable Rate, 7.641%, 1/15/12(3)	3,045	2,953,650
		$24,577,588
Utilities - 2.1%
El Paso Corp., 6.95%, 12/15/07	$3,205	$3,213,013
National Waterworks, Inc., Series B, 10.50%, 12/1/12	4,415	4,999,988
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(3)	4,123	4,184,845
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	17,022,000
Reliant Energy, Inc., 9.25%, 7/15/10	1,480	1,520,700
Reliant Energy, Inc., 9.50%, 7/15/13	4,730	4,931,025
		$35,871,571
Utility-Electric Power Generation - 2.5%
AES Corp., Sr. Notes, 8.75%, 6/15/08	$5,816	$6,164,960
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	6,180	6,720,750
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	348,565
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,890	2,069,550
AES Corp., Sr. Notes, 9.375%, 9/15/10	4,521	4,950,495
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,963	3,379,270
Calpine Corp., 8.75%, 7/15/13(3)	6,655	4,625,225
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	3,650	2,536,750
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	5,041	4,511,695
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	710	401,150
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	6,158,325
		$41,866,735
Waste Management - 1.4%
Allied Waste North America, Series B, 8.875%, 4/1/08	$9,405	$9,710,663
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,841,275

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Waste Management (continued)
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	$3,350	$3,366,750
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(3)	6,285	6,269,288
		$24,187,976
Wireless Communication Services - 7.2%
AirGate PCS, Inc., 9.375%, 9/1/09	$3,500	$3,736,250
AirGate PCS, Inc., Variable Rate, 6.891%, 10/15/11(3)	1,785	1,834,088
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	8,050	8,814,750
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12	470	488,800
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	11,340	12,714,975
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,638	2,773,198
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	1,348	1,395,180
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	15,940	17,494,150
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11(4)	4,405	4,647,275
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	2,215	2,381,125
IWO Escrow Co., Variable Rate, 6.891%, 1/15/12(3)	965	969,825
IWO Holdings, Inc., 14.00%, 1/15/11(2)	5,600	0
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	12,575	11,506,125
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,710	2,899,700
Rogers Wireless, Inc., 7.50%, 3/15/15	10,335	10,657,969
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	2,970	3,059,100
Rogers Wireless, Inc., Variable Rate, 6.135%, 12/15/10	5,465	5,642,613
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	3,960	3,465,000
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,600	2,691,000
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	8,944,688
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	12,535	14,383,913
		$120,499,724

Security	Principal Amount (000's omitted)	Value
Wireline Communication Services - 2.7%
Qwest Capital Funding, Inc., 7.00%, 8/3/09	$1,275	$1,157,063
Qwest Capital Funding, Inc., 7.75%, 8/15/06	16,895	17,063,950
Qwest Capital Funding, Inc., 7.90%, 8/15/10	1,800	1,665,000
Qwest Corp., Sr. Notes, 7.875%, 9/1/11(3)	5,300	5,406,000
Qwest Services Corp., 13.50%, 12/15/07(3)	9,740	10,689,650
Qwest Services Corp., 14.00%, 12/15/10(3)	7,782	8,793,660
U.S. West Communications, Debs., 7.20%, 11/10/26	670	592,950
		$45,368,273
Total Corporate Bonds & Notes (identified cost $1,506,867,178)		$1,533,600,288
Convertible Bonds - 0.3%
Security	Principal Amount (000's omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24(3)	$3,595	$3,878,106
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,371,025
Total Convertible Bonds (identified cost, $5,144,822)		$5,249,131
Common Stocks - 1.8%
Security	Shares	Value
Broadcasting and Cable - 0.7%
Cablevision Systems Corp.	50,000	$1,297,500
Telewest Global, Inc.(5)	530,037	9,826,886
		$11,124,386
Business Services-Miscellaneous - 0.1%
R.H. Donelley Corp.(5)	40,000	$2,278,000
		$2,278,000
Lodging and Gaming - 0.2%
Kerzner International, Ltd.(5)	50,000	$2,754,500
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)	6,338	38,027
		$2,792,527

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Wireless Communication Services - 0.8%
Crown Castle International Corp.(5)	54,061	$869,842
IWO Holdings, Inc.(5)	175,000	6,300,000
NTL, Inc.(5)	96,547	6,177,077
		$13,346,919
Total Common Stocks (identified cost $23,261,646)		$29,541,832
Convertible Preferred Stocks - 0.9%
Security	Shares	Value
Energy Services - 0.1%
NRG Energy, Inc.(3)	1,255	$1,224,566
		$1,224,566
Oil and Gas-Equipment and Services - 0.3%
Chesapeake Energy Corp.	13,925	$1,810,250
Williams Holdings of Delaware(3)	51,125	4,332,844
		$6,143,094
Wireless Communication Services - 0.5%
Crown Castle International Corp., (PIK)	174,523	$8,442,549
		$8,442,549
Total Convertible Preferred Stocks (identified cost $13,277,688)		$15,810,209
Warrants - 0.1%
Security	Shares	Value
Exercise Equipment - 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	3,400	$0
		$0
Manufacturing - 0.0%
Mueller Holdings, Inc., Exp. 4/15/14(3)(5)	3,070	$246,368
		$246,368
Printing and Business Products - 0.0%
Merrill Corp., Class A, Exp. 1/1/10(4)(5)	3,182	$0
		$0

Security	Shares	Value
Restaurants - 0.0%
New World Coffee, Exp. 6/15/06(5)(6)	845	$9
		$9
Semiconductors - 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	3,900	$2,028
		$2,028
Transportation - 0.0%
Quality Distribution, Inc., Exp.1/15/07(4)(5)	817	$9,722
		$9,722
Wireless Communication Services - 0.1%
American Tower Corp., Exp. 8/1/08(3)(5)	4,825	$1,174,902
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	2,520	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	3,440	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	1,200	0
		$1,174,902
Total Warrants (identified cost $654,314)		$1,433,029
Commercial Paper - 3.0%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.94%, 5/2/05	$51,047	$51,042,831
Total Commercial Paper (at amortized cost, $51,042,831)		$51,042,831
Short-Term Investments - 0.1%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Investments - 97.7% (identified cost $1,608,817,562)	$1,645,049,311
Other Assets, Less Liabilities - 2.3%	$38,068,362
Net Assets - 100.0%	$1,683,117,673

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $402,815,453 or 23.9% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $1,608,817,562)	$1,645,049,311
Cash	10,655,022
Receivable for investments sold	13,513,120
Interest and dividends receivable	35,406,703
Receivable for open forward foreign currency contracts	25,260
Total assets	$1,704,649,416
Liabilities
Payable for investments purchased	$21,432,729
Payable to affiliate for Trustees' fees	1,837
Accrued expenses	97,177
Total liabilities	$21,531,743
Net Assets applicable to investors' interest in Portfolio	$1,683,117,673
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,646,857,288
Net unrealized appreciation (computed on the basis of identified cost)	36,260,385
Total	$1,683,117,673

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$70,991,402
Dividends	120,430
Other income	404,392
Total investment income	$71,516,224
Expenses
Investment adviser fee	$5,551,907
Trustees' fees and expenses	11,025
Custodian fee	200,665
Legal and accounting services	53,105
Miscellaneous	119
Total expenses	$5,816,821
Deduct - Reduction of custodian fee	$623
Reduction of investment adviser fee	6,769
Total expense reductions	$7,392
Net expenses	$5,809,429
Net investment income	$65,706,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$15,401,682
Foreign currency and forward foreign currency exchange contract transactions	(194,843)
Net realized gain	$15,206,839
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(57,529,848)
Foreign currency and forward foreign currency exchange contracts	25,209
Net change in unrealized appreciation (depreciation)	$(57,504,639)
Net realized and unrealized loss	$(42,297,800)
Net increase in net assets from operations	$23,408,995

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
From operations - Net investment income	$65,706,795	$10,484,761	$130,329,266
Net realized gain from investments, foreign currency and foreign currency exchange contract transactions	15,206,839	3,695,397	20,024,115
Net change in unrealized appreciation (depreciation) from investments, foreign currency and foreign currency exchange contracts	(57,504,639)	17,905,736	38,474,436
Net increase in net assets from operations	$23,408,995	$32,085,894	$188,827,817
Capital transactions - Contributions	$295,446,588	$48,178,058	$651,850,288
Withdrawals	(355,169,343)	(30,086,451)	(539,410,862)
Net increase (decrease) in net assets from capital transactions	$(59,722,755)	$18,091,607	$112,439,426
Net increase (decrease) in net assets	$(36,313,760)	$50,177,501	$301,267,243
Net Assets
At beginning of period	$1,719,431,433	$1,669,253,932	$1,367,986,689
At end of period	$1,683,117,673	$1,719,431,433	$1,669,253,932

(1)  For the one month ended October 31, 2004.

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Period Ended
	April 30, 2005		October 31,		Year Ended September 30,
	(Unaudited)		2004(1)		2004	2003	2002(2)	2001(3)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.65	%(4)(6)	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Expenses after custodian fee reduction	0.65	%(4)(6)	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Net investment income	7.46	%(4)(6)	7.29	%(4)	8.29%	9.51%	9.91%	10.38	%(4)
Portfolio Turnover	34%		5%		79%	116%	91%	16%
Total Return(5)	1.30%		1.82%		13.28%	26.96%	2.09%	-
Net assets, end of period (000's omitted)	$1,683,118		$1,719,431		$1,669,254	$1,367,987	$796,712	$752,620

(1)  For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3)  For the period from the start of business, July 23, 2001, to September 30, 2001.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(6)  The operating expenses of the Portfolio reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, has as its objective to provide as much current income as possible. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Income Fund of Boston and Eaton Vance Diversified Income Fund held an approximate 98.5% and 1.5% interest in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2005 the Portfolio's custodian fee was reduced by $623 as a result of this arrangement.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

Boston Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other - Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

J  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended April 30, 2005 the advisory fee amounted to $5,551,907. Effective March 28, 2005, BMR agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between BMR and the Portfolio. On assets of $1.5 billion or more, BMR agreed to reduce its annual fee rate as follows: 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.575% of average net assets of $2 billion or more. Pursuant to such contractual agreement, BMR reduced its fee in the amount of $5,288 for the six months ended April 30, 2005. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2005, BMR waived $1,481 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005 no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $620,672,022 and $564,049,357, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,613,166,885
Gross unrealized appreciation	$68,565,100
Gross unrealized depreciation	(36,682,674)
Net unrealized appreciation	$31,882,426

The net unrealized appreciation on foreign currency is $28,636.

Boston Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/31/05	Euro 7,489,669	United States Dollars 9,701,219	$25,260
		$9,701,219	$25,260

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

7  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	$38,027
New World Coffee, Exp. 6/15/06	1/06/03 - 5/13/03	845	0	9
			$0	$38,036

8  Fiscal Year End Change

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Boston Income Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of Income Fund of Boston (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee noted the benefits to the Portfolio of the investment adviser's extensive in-house research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund's investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with providing administration sources for the Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in providing services to the Portfolio, noting that the assets of the Portfolio increased materially in 2004. The Special Committee requested, and the investment adviser agreed to implement, advisory fee breakpoints. The Special Committee concluded that the fee breakpoints will allow for an equitable sharing of the benefits of economies of scale, when realized, with the Portfolio and shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure (described herein), is in the interests of shareholders.

Eaton Vance Income Fund of Boston

INVESTMENT MANAGEMENT

Eaton Vance Income Fund of Boston

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Cliff Quisenberry, Jr. Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Boston Income Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 21, 2005

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 21, 2005